Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets
Schedule of prepayment deposit and other receivables

Prepaid expenses and other current assets consisted of the following:

	December 31, 2024	December 31, 2025	December 31, 2025
	HK$’000	HK$’000	US$’000
Rental deposit	1,852	1,930	247
VAT refundable	860	818	105
Prepayment	125	136	17
Income tax refundable	73	82	11
Other receivables	769	756	97
	3,679	3,722	477